Prepaids and other current assets (Tables)	12 Months Ended
May 31, 2019
Prepaids and other current assets
Schedule of prepaids and other current assets

	May 31,	May 31,
	2019	2018
Sales tax receivable	$7,583	$10,840
Accrued interest	2,779	831
Prepaid assets	10,696	1,720
Other	2,333	993
	$23,391	$14,384